                        METLIFE VARIABLE LIFE ACCUMULATOR

                Flexible Premium Variable Life Insurance Policies
                      APRIL 30, 2007 PROSPECTUS SUPPLEMENT

                            ISSUED TO INDIVIDUALS BY:
 METLIFE INSURANCE COMPANY OF CONNECTICUT -- METLIFE OF CT FUND UL FOR VARIABLE
                                 LIFE INSURANCE
                                       OR
 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT -- METLIFE OF CT FUND UL II FOR
                             VARIABLE LIFE INSURANCE

This prospectus supplement updates certain information contained in your last prospectus dated May 2, 2005 and subsequent supplements for MetLife Variable Life Accumulator, a flexible premium variable life insurance policy issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Policy for the name of your issuing company. The issuing company is referred to in this prospectus supplement as the Company. Please keep this prospectus supplement for future reference. The Company no longer offers the Policies to new purchasers. It does continue to accept additional premium payments from existing policy owners.

You can build Cash Value by investing in a variety of INVESTMENT OPTIONS, which, in turn, invest in professionally managed Mutual Funds (THE FUNDS, LISTED BELOW). A fixed rate option (THE FIXED ACCOUNT) is also available. Except for amounts in the Fixed Account, the value of your Policy will vary based on the performance of the Funds you select. The following Investment Options are available (please see "The Funds" for additional Investment Options that may be available depending on when you purchased your Policy):



AMERICAN FUNDS INSURANCE SERIES -- CLASS 2        Met/AIM Small Cap Growth
  American Funds Global Growth Fund                  Portfolio -- Class A
  American Funds Growth Fund                      MFS(R) Value Portfolio -- Class A
  American Funds Growth-Income Fund               Neuberger Berman Real Estate
DREYFUS VARIABLE INVESTMENT FUND -- INITIAL          Portfolio -- Class A
  SHARES                                          PIMCO Inflation Protected Bond
  Dreyfus Variable Investment Fund                   Portfolio -- Class A
     Appreciation Portfolio                       Pioneer Fund Portfolio -- Class A
  Dreyfus Variable Investment Fund                Pioneer Strategic Income
     Developing Leaders Portfolio                    Portfolio -- Class A
FIDELITY(R) VARIABLE INSURANCE PRODUCTS           Third Avenue Small Cap Value
  VIP Contrafund(R) Portfolio -- Service             Portfolio -- Class B
     Class                                      METROPOLITAN SERIES FUND, INC.
  VIP Mid Cap Portfolio -- Service Class 2        BlackRock Aggressive Growth
FRANKLIN TEMPLETON VARIABLE INSURANCE                Portfolio -- Class D
  PRODUCTS TRUST -- CLASS 2                       BlackRock Money Market Portfolio -- Class
  Templeton Developing Markets Securities            A
     Fund                                         FI Large Cap Portfolio -- Class A
  Templeton Foreign Securities Fund               FI Value Leaders Portfolio -- Class D
GOLDMAN SACHS VARIABLE INSURANCE TRUST            MetLife Aggressive Allocation
  Goldman Sachs Capital Growth Fund                  Portfolio -- Class B
JANUS ASPEN SERIES -- SERVICE SHARES              MetLife Conservative Allocation
  Mid Cap Growth Portfolio                           Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE EQUITY TRUST         MetLife Conservative to Moderate
  Legg Mason Partners Variable Aggressive            Allocation Portfolio -- Class B
     Growth Portfolio -- Class I                  MetLife Moderate Allocation
  Legg Mason Partners Variable Capital and           Portfolio -- Class B
     Income Portfolio -- Class II                 MetLife Moderate to Aggressive Allocation
  Legg Mason Partners Variable Equity Index          Portfolio -- Class B
     Portfolio -- Class I                         MFS(R) Total Return Portfolio -- Class F
  Legg Mason Partners Variable Fundamental        Russell 2000(R) Index Portfolio -- Class A
     Value Portfolio -- Class I                   T. Rowe Price Large Cap Growth
  Legg Mason Partners Variable Large Cap             Portfolio -- Class B
     Growth Portfolio -- Class I                  Western Asset Management U.S. Government
  Legg Mason Partners Variable Multiple              Portfolio -- Class A
     Discipline Portfolio --                    PIMCO VARIABLE INSURANCE
     All Cap Growth and Value Portfolio           TRUST -- ADMINISTRATIVE CLASS
LEGG MASON PARTNERS VARIABLE INCOME TRUST         Total Return Portfolio
  Legg Mason Partners Variable High Income      PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
     Portfolio                                    Pioneer Mid Cap Value VCT Portfolio
MET INVESTORS SERIES TRUST                      THE MERGER FUND VL
  Janus Forty Portfolio -- Class A                The Merger Fund VL
  Legg Mason Partners Managed Assets            VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II
     Portfolio -- Class A                         Comstock Portfolio
  Lord Abbett Bond Debenture                    VANGUARD VARIABLE INSURANCE FUND
     Portfolio -- Class A                         Mid-Cap Index Portfolio
  Lord Abbett Growth and Income                   Total Stock Market Index Portfolio
     Portfolio -- Class B
  Met/AIM Capital Appreciation
     Portfolio -- Class A



Certain Funds have been subject to a merger, substitution or other change. Please see "Additional Information Regarding Funds" below for more information.

                                    THE FUNDS

The Funds offered through this Policy are listed below. Some Funds may not be available in certain states. Each Fund is registered under the Investment Company Act of 1940 as an open-end, management investment company. These Funds are not publicly traded and are offered only through variable annuity and variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Fund.

We select the Funds offered through this Policy based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund's adviser or subadviser is one of our affiliates or whether the Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Funds periodically and may remove a Fund or limit its availability to new Premiums and/or transfers of Cash Value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Policy owners. In some cases, we have included Funds based on recommendations made by broker-dealer firms.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CASH VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

If investment in the Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Policy, or for any other reason in our sole discretion, we may substitute another Fund or Funds without your consent. The substituted Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premiums, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Funds to allocations of Premiums or Cash Value, or both, at any time in our sole discretion.

In certain circumstances, the Company's ability to remove or replace a Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove a Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Funds advised by Legg Mason affiliates in seeking to make a substitution for a Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company (now MetLife Insurance Company of Connecticut) and The Travelers Life and Annuity Company (now MetLife Life and Annuity Company of Connecticut) from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to us with respect to the Funds advised by Legg Mason affiliates, on the same terms provided for in administrative service agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predated the acquisition.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory LLC) or subadviser of a Fund, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Policies and, in the Company's role as an intermediary, with respect to the Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Fund assets. Policy Owners, through their indirect investment in the Funds, bear the costs of these advisory fees (see the Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Funds attributable to the Policies and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to .50%.

Additionally, an investment adviser or subadviser of a Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Policies and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Policies.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies." The Company's ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Fund. The Company will benefit accordingly from assets allocated to the Funds to the extent they result in profits to the advisers. (See "Fee Table -- Fund Fees and Expenses" for information on the management fees paid by the Funds and the Statement of Additional Information for the Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. A Fund's 12b-1 Plan, if any, is described in more detail in the Fund's prospectus. (See "Fee Table -- Fund Fees and Expenses" and "Distribution & Compensation.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Fund's 12b-1 Plan decrease the Fund's investment return.

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all premiums allocated to the American Funds Global Growth Fund, the American Funds Growth Fund and the American Funds Growth-Income Fund for services it provides in marketing the Fund's shares in connection with the Policy.

Each Fund has different investment objectives and risks. The Fund prospectuses contain more detailed information on each Fund's investment strategy, investment advisers and its fees. YOU MAY OBTAIN A FUND PROSPECTUS BY CALLING 1-800-334-4298 OR THROUGH YOUR INSURANCE AGENT. We do not guarantee the investment results of the Funds.


                                               INVESTMENT                         INVESTMENT
               FUND                            OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------


AMERICAN FUNDS INSURANCE SERIES
  American Funds Global Growth     Seeks capital appreciation         Capital Research and Management
     Fund -- Class 2               through stocks.                    Company
  American Funds Growth            Seeks capital appreciation         Capital Research and Management
     Fund -- Class 2               through stocks.                    Company
  American Funds Growth-Income     Seeks both capital appreciation    Capital Research and Management
     Fund -- Class 2               and income.                        Company
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus Variable Investment      Seeks long-term capital growth     The Dreyfus Corporation
     Fund Appreciation             consistent with the preservation   Subadviser: Fayez Sarofim & Co.
     Portfolio -- Initial Shares   of capital. Its secondary goal is
                                   current income.
  Dreyfus Variable Investment      Seeks capital growth.              The Dreyfus Corporation
     Fund Developing Leaders
     Portfolio -- Initial Shares
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  VIP Contrafund(R)                Seeks long-term capital            Fidelity Management & Research
     Portfolio -- Service Class    appreciation.                      Company
  VIP Equity-Income                Seeks reasonable income. The fund  Fidelity Management & Research
     Portfolio -- Initial Class+   will also consider the potential   Company
                                   for capital appreciation. The
                                   fund's goal is to achieve a yield
                                   which exceeds the composite yield
                                   on the securities comprising the
                                   Standard & Poor's 500(SM) Index
                                   (S&P 500(R)).
  VIP Growth Portfolio -- Initial  Seeks to achieve capital           Fidelity Management & Research
     Class+                        appreciation.                      Company
  VIP High Income                  Seeks a high level of current      Fidelity Management & Research
     Portfolio -- Initial Class+   income, while also considering     Company
                                   growth of capital.
  VIP Mid Cap                      Seeks long-term growth of          Fidelity Management & Research
     Portfolio -- Service Class 2  capital.                           Company

                                               INVESTMENT                         INVESTMENT
               FUND                            OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  Franklin Small-Mid Cap Growth    Seeks long-term capital growth.    Franklin Advisers, Inc.
     Securities Fund -- Class 2+
  Templeton Developing Markets     Seeks long-term capital            Templeton Asset Management Ltd.
     Securities Fund -- Class 2    appreciation.
  Templeton Foreign Securities     Seeks long-term capital growth.    Templeton Investment Counsel, LLC
     Fund -- Class 2                                                  Subadviser: Franklin Templeton
                                                                      Investment Management Limited
GOLDMAN SACHS VARIABLE INSURANCE
  TRUST
  Goldman Sachs Capital Growth     Seeks long-term capital growth.    Goldman Sachs Asset Management,
     Fund -- Institutional Shares                                     L.P.
JANUS ASPEN SERIES
  Global Technology                Seeks long-term growth of          Janus Capital Management LLC
     Portfolio -- Service Shares+  capital.
  Mid Cap Growth                   Seeks long-term growth of          Janus Capital Management LLC
     Portfolio -- Service Shares   capital.
  Worldwide Growth                 Seeks long-term growth of capital  Janus Capital Management LLC
     Portfolio -- Service Shares+  in a manner consistent with the preservation of capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable     Seeks capital appreciation.        Legg Mason Partners Fund Advisor,
     Aggressive Growth                                                LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC

  Legg Mason Partners Variable     Seeks total return (that is a      Legg Mason Partners Fund Advisor,
     Capital and Income            combination of income and long-    LLC
     Portfolio -- Class II         term capital appreciation).        Subadviser: ClearBridge Advisors,
                                                                      LLC; Western Asset Management
                                                                      Company
  Legg Mason Partners Variable     Seeks investment results that,     Legg Mason Partners Fund Advisor,
     Equity Index                  before expenses, correspond to     LLC
     Portfolio -- Class I          the price and yield performance    Subadviser: Batterymarch
                                   of the S&P 500 Index.              Financial Management, Inc.
  Legg Mason Partners Variable     Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
     Fundamental Value             Current income is a secondary      LLC
     Portfolio -- Class I          consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks total return on assets from  Legg Mason Partners Fund Advisor,
     International All Cap         growth of capital and income.      LLC
     Opportunity Portfolio+                                           Subadviser: Brandywine Global
                                                                      Investment Management, LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Investors Portfolio -- Class  capital. Current income is a       LLC
     I+                            secondary objective.               Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Large Cap Growth              capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Multiple Discipline           capital.                           LLC
     Portfolio -- All Cap Growth                                      Subadviser: ClearBridge Advisors,
     and Value                                                        LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable     Seeks high current income.         Legg Mason Partners Fund Advisor,
     High Income Portfolio         Secondarily, seeks capital         LLC
                                   appreciation.                      Subadviser: Western Asset
                                                                      Management Company; Western Asset
                                                                      Management Company Limited
MET INVESTORS SERIES TRUST
  Janus Forty Portfolio -- Class   Seeks capital appreciation.        Met Investors Advisory LLC
     A                                                                Subadviser: Janus Capital
                                                                      Management LLC
  Legg Mason Partners Managed      Seeks high total return.           Met Investors Advisory LLC
     Assets Portfolio -- Class A                                      Subadviser: Batterymarch
                                                                      Financial Management, Inc.;
                                                                      Western Asset Management Company;
                                                                      ClearBridge Advisors, LLC; and
                                                                      Legg Mason Global Asset
                                                                      Allocation, LLC
  Lord Abbett Bond Debenture       Seeks to provide high current      Met Investors Advisory LLC
     Portfolio -- Class A          income and the opportunity for     Subadviser: Lord, Abbett & Co.
                                   capital appreciation to produce a  LLC
                                   high total return.
  Lord Abbett Growth and Income    Seeks long-term growth of capital  Met Investors Advisory LLC
     Portfolio -- Class B          and income without excessive       Subadviser: Lord, Abbett & Co.
                                   fluctuations in the market value.  LLC

                                               INVESTMENT                         INVESTMENT
               FUND                            OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  Met/AIM Capital Appreciation     Seeks capital appreciation.        Met Investors Advisory LLC
     Portfolio -- Class A                                             Subadviser: A I M Capital
                                                                      Management, Inc.
  Met/AIM Small Cap Growth         Seeks long-term growth of          Met Investors Advisory LLC
     Portfolio -- Class A          capital.                           Subadviser: A I M Capital
                                                                      Management, Inc.
  MFS(R) Emerging Markets Equity   Seeks capital appreciation.        Met Investors Advisory LLC
     Portfolio -- Class A+                                            Subadviser: Massachusetts
                                                                      Financial Services Company
  MFS(R) Research International    Seeks capital appreciation.        Met Investors Advisory LLC
     Portfolio -- Class B+                                            Subadviser: Massachusetts
                                                                      Financial Services Company
  MFS(R) Value Portfolio -- Class  Seeks capital appreciation and     Met Investors Advisory LLC
     A                             reasonable income.                 Subadviser: Massachusetts
                                                                      Financial Services Company
  Neuberger Berman Real Estate     Seeks to provide total return      Met Investors Advisory LLC
     Portfolio -- Class A          through investment in real estate  Subadviser: Neuberger Berman
                                   securities, emphasizing both       Management, Inc.
                                   capital appreciation and current
                                   income.
  PIMCO Inflation Protected Bond   Seeks to provide maximum real      Met Investors Advisory LLC
     Portfolio -- Class A          return, consistent with            Subadviser: Pacific Investment
                                   preservation of capital and        Management Company LLC
                                   prudent investment management.
  Pioneer Fund Portfolio -- Class  Seeks reasonable income and        Met Investors Advisory LLC
     A                             capital growth.                    Subadviser: Pioneer Investment
                                                                      Management, Inc.
  Pioneer Strategic Income         Seeks a high level of current      Met Investors Advisory LLC
     Portfolio -- Class A          income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.
  Third Avenue Small Cap Value     Seeks long-term capital            Met Investors Advisory LLC
     Portfolio -- Class B          appreciation.                      Subadviser: Third Avenue
                                                                      Management LLC
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth      Seeks maximum capital              MetLife Advisers, LLC
     Portfolio -- Class D          appreciation.                      Subadviser: BlackRock Advisors,
                                                                      LLC
  BlackRock Diversified            Seeks high total return while      MetLife Advisers, LLC
     Portfolio -- Class A+         attempting to limit investment     Subadviser: BlackRock Advisors,
                                   risk and preserve capital.         LLC
  BlackRock Money Market           Seeks a high level of current      MetLife Advisers, LLC
     Portfolio -- Class A          income consistent with             Subadviser: BlackRock Advisors,
                                   preservation of capital.           LLC
  FI Large Cap Portfolio -- Class  Seeks long-term growth of          MetLife Advisers, LLC
     A                             capital.                           Subadviser: Fidelity Management &
                                                                      Research Company
  FI Value Leaders                 Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio -- Class D          capital.                           Subadviser: Fidelity Management &
                                                                      Research Company
  MetLife Conservative Allocation  Seeks high level of current        MetLife Advisers, LLC
     Portfolio -- Class B          income, with growth of capital as
                                   a secondary objective.
  MetLife Conservative to          Seeks high total return in the     MetLife Advisers, LLC
     Moderate Allocation           form of income and growth of
     Portfolio -- Class B          capital, with a greater emphasis
                                   on income.
  MetLife Moderate Allocation      Seeks a balance between a high     MetLife Advisers, LLC
     Portfolio -- Class B          level of current income and
                                   growth of capital, with a greater
                                   emphasis on growth of capital.
  MetLife Moderate to Aggressive   Seeks growth of capital.           MetLife Advisers, LLC
     Allocation
     Portfolio -- Class B
  MetLife Aggressive Allocation    Seeks growth of capital.           MetLife Advisers, LLC
     Portfolio -- Class B
  MetLife Stock Index              Seeks to equal the performance of  MetLife Advisers, LLC
     Portfolio -- Class A+         the Standard & Poor's 500          Subadviser: MetLife Investment
                                   Composite Stock Price Index.       Advisors Company, LLC
  MFS(R) Total Return              Seeks a favorable total return     MetLife Advisers, LLC
     Portfolio -- Class F          through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company

                                               INVESTMENT                         INVESTMENT
               FUND                            OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  Oppenheimer Global Equity        Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio -- Class A+                                            Subadviser: OppenheimerFunds,
                                                                      Inc.
  Russell 2000(R) Index            Seeks to equal the return of the   MetLife Advisers, LLC
     Portfolio -- Class A          Russell 2000 Index.                Subadviser: MetLife Investment
                                                                      Advisors Company, LLC
  T. Rowe Price Large Cap Growth   Seeks long-term growth of capital  MetLife Advisers, LLC
     Portfolio -- Class B          and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates, Inc.
  Western Asset Management U.S.    Seeks to maximize total return     MetLife Advisers, LLC
     Government                    consistent with preservation of    Subadviser: Western Asset
     Portfolio -- Class A          capital and maintenance of         Management Company
                                   liquidity.
PIMCO VARIABLE INSURANCE TRUST
  Total Return                     Seeks maximum total return,        Pacific Investment Management
     Portfolio -- Administrative   consistent with preservation of    Company LLC
     Class                         capital and prudent investment
                                   management.
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Mid Cap Value VCT        Seeks capital appreciation by      Pioneer Investment Management,
     Portfolio -- Class II         investing in a diversified         Inc.
                                   portfolio of securities
                                   consisting primarily of common
                                   stocks.
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth       Seeks long-term growth of          Putnam Investment Management, LLC
     Fund -- Class IB+             capital.
THE MERGER FUND VL
  The Merger Fund VL               Seeks to achieve capital growth    Westchester Capital Management,
                                   by engaging in merger arbitrage.   Inc.
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio -- Class II   Seeks capital growth and income    Van Kampen Asset Management
                                   through investments in equity
                                   securities, including common
                                   stocks, preferred stocks and
                                   securities convertible into
                                   common and preferred stocks.
  Strategic Growth                 Seeks capital appreciation.        Van Kampen Asset Management
     Portfolio -- Class I+
VANGUARD VARIABLE INSURANCE FUND
  Mid-Cap Index Portfolio          Seeks to track the performance of  The Vanguard Group, Inc.
                                   a benchmark that measures the
                                   investment return of mid-cap
                                   stocks.
  Total Stock Market Index         Seeks to track the performance of  The Vanguard Group, Inc.
     Portfolio                     a benchmark index that measures
                                   the investment return of the
                                   overall stock market.


---------
+ Not available under all Policies. Availability depends on Policy issue date.

ADDITIONAL INFORMATION REGARDING FUNDS

CERTAIN FUNDS were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each of these Funds, and, where applicable, the former name and new name of the trust of which the Fund is part.

FUND NAME CHANGES


                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------


LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,
  INC.                                           INC.
  Legg Mason Partners Variable International   Legg Mason Partners Variable International
     All Cap Growth Portfolio                       All Cap Opportunity Portfolio
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Janus Capital Appreciation                   Janus Forty Portfolio -- Class A
     Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV     LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
  Legg Mason Partners Variable Multiple        Legg Mason Partners Variable Capital and
     Discipline Portfolio -- Balanced All Cap       Income Portfolio -- Class II
     Growth and Value Portfolio

                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------

VAN KAMPEN LIFE INVESTMENT TRUST               VAN KAMPEN LIFE INVESTMENT TRUST
  Emerging Growth Portfolio                    Strategic Growth Portfolio


FUND MERGERS/REORGANIZATIONS
The following former Funds were merged with and into the new Funds and/or reorganized into a new Trust.


              FORMER FUND/TRUST                                NEW FUND/TRUST
---------------------------------------------  ---------------------------------------------


LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,
  INC.                                           INC.
  Legg Mason Partners Variable Large Cap       Legg Mason Partners Variable Investors
     Value Portfolio                                Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Investors       Legg Mason Partners Variable Investors
     Portfolio -- Class I                           Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Fundamental     Legg Mason Partners Variable Fundamental
     Value Portfolio -- (Single share class)        Value Portfolio --
                                                    Class I
  Legg Mason Partners Variable Equity Index    Legg Mason Partners Variable Equity Index
     Portfolio -- Class I                           Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Aggressive      Legg Mason Partners Variable Aggressive
     Growth Portfolio -- (Single share class)       Growth Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE INCOME TRUST
  INC.
  Legg Mason Partners Variable High Income     Legg Mason Partners Variable High Income
     Portfolio                                      Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable International   Legg Mason Partners Variable International
     All Cap Opportunity Portfolio                  All Cap Opportunity Portfolio
  Legg Mason Partners Variable Large Cap       Legg Mason Partners Variable Large Cap Growth
     Growth Portfolio -- (Single share class)       Portfolio -- Class I
LEGG MASON VARIABLE PORTFOLIOS IV              LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Multiple        Legg Mason Partners Variable Multiple
     Discipline Portfolio -- All Cap Growth         Discipline Portfolio -- All Cap Growth
     and Value                                      and Value
  Legg Mason Partners Variable Capital and     Legg Mason Partners Variable Capital and
     Income Portfolio -- Class II                   Income Portfolio -- Class II


FUND SUBSTITUTIONS
The following new Funds were substituted for the former Funds.


                 FORMER FUND                                      NEW FUND
---------------------------------------------  ---------------------------------------------


CREDIT SUISSE TRUST                            MET INVESTORS SERIES TRUST
  Emerging Markets Portfolio                   MFS(R) Emerging Markets Equity Portfolio --
                                                    Class A
DREYFUS STOCK INDEX FUND, INC.                 METROPOLITAN SERIES FUND, INC.
  Dreyfus Stock Index Fund -- Initial Shares   MetLife Stock Index Portfolio --  Class A
DWS INVESTMENTS VIT FUNDS                      METROPOLITAN SERIES FUND, INC.
  DWS Small Cap Index VIP -- Class A           Russell 2000(R) Index Portfolio --  Class A
FIDELITY(R) VARIABLE INSURANCE PRODUCTS        METROPOLITAN SERIES FUND, INC.
  Asset Manager(SM) Portfolio -- Initial       BlackRock Diversified Portfolio --  Class A
     Class
FRANKLIN TEMPLETON VARIABLE INSURANCE          METROPOLITAN SERIES FUND, INC.
  PRODUCTS TRUST
  Templeton Growth Securities Fund -- Class I  Oppenheimer Global Equity Portfolio --  Class
                                                    A
LAZARD RETIREMENT SERIES, INC.                 MET INVESTORS SERIES TRUST
  Lazard Retirement Small Cap                  Third Avenue Small Cap Value
     Portfolio -- Service Shares                    Portfolio -- Class B
PIMCO VARIABLE INSURANCE TRUST                 MET INVESTORS SERIES TRUST
  Real Return Portfolio -- Administrative      PIMCO Inflation Protected Bond Portfolio --
     Class                                          Class A
PUTNAM VARIABLE TRUST                          MET INVESTORS SERIES TRUST
  Putnam VT International Equity               MFS(R) Research International Portfolio --
     Fund -- Class IB                               Class B
PUTNAM VARIABLE TRUST                          MET INVESTORS SERIES TRUST
  Putnam VT Small Cap Value Fund -- Class IB   Third Avenue Small Cap Value Portfolio --
                                                    Class B

                            FUND CHARGES AND EXPENSES

The next tables describe the Fund charges and expenses that you will indirectly pay periodically during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund's Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.

The first table below shows the minimum and maximum fees and expenses, as a percentage of average daily net assets, charged by any of the Funds as of December 31, 2006. The second table shows each Fund's fees and expenses, as a percentage of average daily net assets, as of December 31, 2006, unless otherwise noted. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES


                                                                       MINIMUM        MAXIMUM
                                                                     -----------    -----------


TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, including
management fees, distribution and/or service fees (12b-1) fees,
and other expenses)..............................................       0.16%          6.03%


FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                                                                                        NET TOTAL
                                                                                                                         ANNUAL
                                                                                                                        OPERATING
                                                DISTRIBUTION              TOTAL    CONTRACTUAL FEE     NET TOTAL        EXPENSES
                                                   AND/OR                 ANNUAL        WAIVER           ANNUAL         INCLUDING
                                    MANAGEMENT     SERVICE      OTHER   OPERATING   AND/OR EXPENSE     OPERATING       UNDERLYING
FUND:                                   FEE     (12b-1) FEES  EXPENSES   EXPENSES   REIMBURSEMENT      EXPENSES*     FUND EXPENSES*
-----                               ----------  ------------  --------  ---------  ---------------  ---------------  --------------


AMERICAN FUNDS INSURANCE
  SERIES -- CLASS 2
  American Funds Global Growth
     Fund.........................     0.55%        0.25%       0.03%     0.83%           --        0.83%
  American Funds Growth Fund......     0.32%        0.25%       0.02%     0.59%           --        0.59%
  American Funds Growth-Income
     Fund.........................     0.27%        0.25%       0.01%     0.53%           --        0.53%
DREYFUS VARIABLE INVESTMENT
  FUND -- INITIAL SHARES
  Dreyfus Variable Investment Fund
     Appreciation Portfolio.......     0.75%          --        0.07%     0.82%           --        0.82%
  Dreyfus Variable Investment Fund
     Developing Leaders
     Portfolio....................     0.75%          --        0.09%     0.84%           --        0.84%(1)
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  VIP Contrafund(R)
     Portfolio -- Service Class...     0.57%        0.10%       0.09%     0.76%           --        0.76%
  VIP Equity-Income
     Portfolio -- Initial Class+..     0.47%          --        0.10%     0.57%           --        0.57%
  VIP Growth Portfolio -- Initial
     Class+.......................     0.57%          --        0.11%     0.68%           --        0.68%
  VIP High Income
     Portfolio -- Initial Class+..     0.57%          --        0.14%     0.71%           --        0.71%
  VIP Mid Cap Portfolio -- Service
     Class 2......................     0.57%        0.25%       0.11%     0.93%           --        0.93%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Franklin Small-Mid Cap Growth
     Securities Fund+.............     0.48%        0.25%       0.30%     1.03%         0.01%       1.02%(2)
  Templeton Developing Markets
     Securities Fund..............     1.23%        0.25%       0.24%     1.72%           --        1.72%
  Templeton Foreign Securities
     Fund.........................     0.63%        0.25%       0.18%     1.06%         0.03%       1.03%(2)
GOLDMAN SACHS VARIABLE INSURANCE
  TRUST -- INSTITUTIONAL CLASS
  Goldman Sachs Capital Growth
     Fund.........................     0.75%          --        0.10%     0.85%           --        0.85%
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Global Technology Portfolio+....     0.64%        0.25%       0.21%     1.10%           --        1.10%(3)
  Mid Cap Growth Portfolio........     0.64%        0.25%       0.06%     0.95%           --        0.95%

                                                                                                                        NET TOTAL
                                                                                                                         ANNUAL
                                                                                                                        OPERATING
                                                DISTRIBUTION              TOTAL    CONTRACTUAL FEE     NET TOTAL        EXPENSES
                                                   AND/OR                 ANNUAL        WAIVER           ANNUAL         INCLUDING
                                    MANAGEMENT     SERVICE      OTHER   OPERATING   AND/OR EXPENSE     OPERATING       UNDERLYING
FUND:                                   FEE     (12b-1) FEES  EXPENSES   EXPENSES   REIMBURSEMENT      EXPENSES*     FUND EXPENSES*
-----                               ----------  ------------  --------  ---------  ---------------  ---------------  --------------

  Worldwide Growth Portfolio+.....     0.60%        0.25%       0.05%     0.90%           --        0.90%(4)
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable
     Aggressive Growth
     Portfolio -- Class I++.......     0.75%          --        0.02%     0.77%           --        0.77%
  Legg Mason Partners Variable
     Capital and Income
     Portfolio -- Class II........     0.75%        0.25%       0.06%     1.06%         0.11%       0.95%(5)
  Legg Mason Partners Variable
     Equity Index
     Portfolio -- Class I.........     0.31%          --        0.02%     0.33%           --        0.33%
  Legg Mason Partners Variable
     Fundamental Value
     Portfolio -- Class I.........     0.75%          --        0.02%     0.77%           --        0.77%
  Legg Mason Partners Variable
     International All Cap
     Opportunity Portfolio+++.....     0.85%          --        0.09%     0.94%           --        0.94%
  Legg Mason Partners Variable
     Investors Portfolio -- Class
     I+...........................     0.65%          --        0.07%     0.72%           --        0.72%
  Legg Mason Partners Variable
     Large Cap Growth
     Portfolio -- Class I++.......     0.75%          --        0.04%     0.79%           --        0.79%
  Legg Mason Partners Variable
     Multiple Discipline
     Portfolio -- All Cap Growth
     and Value Portfolio..........     0.75%        0.25%       0.05%     1.05%           --        1.05%
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable
     High Income Portfolio++......     0.60%          --        0.06%     0.66%           --        0.66%
MET INVESTORS SERIES TRUST
  Janus Forty Portfolio -- Class
     A............................     0.65%          --        0.06%     0.71%           --        0.71%(6,7)
  Legg Mason Partners Managed
     Assets Portfolio -- Class A..     0.50%          --        0.11%     0.61%           --        0.61%(6,7)
  Lord Abbett Bond Debenture
     Portfolio -- Class A.........     0.50%          --        0.04%     0.54%           --        0.54%(6)
  Lord Abbett Growth and Income
     Portfolio -- Class B.........     0.50%        0.25%       0.03%     0.78%           --        0.78%(6)
  Met/AIM Capital Appreciation
     Portfolio -- Class A.........     0.77%          --        0.09%     0.86%           --        0.86%(6,7,8,9)
  Met/AIM Small Cap Growth
     Portfolio -- Class A.........     0.87%          --        0.06%     0.93%           --        0.93%(6,8)
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A+........     1.04%          --        0.29%     1.33%         0.03%       1.30%(6,10)
  MFS(R) Research International
     Portfolio -- Class B+........     0.72%        0.25%       0.14%     1.11%           --        1.11%(6)
  MFS(R) Value Portfolio -- Class
     A............................     0.73%          --        0.23%     0.96%           --        0.96%(6,7,8)
  Neuberger Berman Real Estate
     Portfolio -- Class A.........     0.64%          --        0.04%     0.68%           --        0.68%(6)
  PIMCO Inflation Protected Bond
     Portfolio -- Class A.........     0.50%          --        0.05%     0.55%           --        0.55%(6)
  Pioneer Fund Portfolio -- Class
     A............................     0.75%          --        0.30%     1.05%         0.05%       1.00%(6,7,11)
  Pioneer Strategic Income
     Portfolio -- Class A.........     0.70%          --        0.12%     0.82%           --        0.82%(6,7,8,9)
  Third Avenue Small Cap Value
     Portfolio -- Class B.........     0.74%        0.25%       0.04%     1.03%           --        1.03%(6)
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D.........     0.72%        0.10%       0.06%     0.88%           --        0.88%(12)
  BlackRock Diversified
     Portfolio -- Class A+........     0.44%          --        0.07%     0.51%           --        0.51%(12)
  BlackRock Money Market
     Portfolio -- Class A.........     0.34%          --        0.04%     0.38%         0.01%       0.37%(12,13)

                                                                                                                        NET TOTAL
                                                                                                                         ANNUAL
                                                                                                                        OPERATING
                                                DISTRIBUTION              TOTAL    CONTRACTUAL FEE     NET TOTAL        EXPENSES
                                                   AND/OR                 ANNUAL        WAIVER           ANNUAL         INCLUDING
                                    MANAGEMENT     SERVICE      OTHER   OPERATING   AND/OR EXPENSE     OPERATING       UNDERLYING
FUND:                                   FEE     (12b-1) FEES  EXPENSES   EXPENSES   REIMBURSEMENT      EXPENSES*     FUND EXPENSES*
-----                               ----------  ------------  --------  ---------  ---------------  ---------------  --------------

  FI Large Cap Portfolio -- Class
     A............................     0.78%          --        0.06%     0.84%           --        0.84%(12,13)
  FI Value Leaders
     Portfolio -- Class D.........     0.64%        0.10%       0.07%     0.81%           --        0.81%(12)
  MetLife Conservative Allocation
     Portfolio -- Class B.........     0.10%        0.25%       0.09%     0.44%         0.09%       0.35%(16)           0.96%(15)
  MetLife Conservative to Moderate
     Allocation Portfolio -- Class
     B............................     0.10%        0.25%       0.02%     0.37%         0.02%       0.35%(16)           1.00%(15)
  MetLife Moderate Allocation
     Portfolio -- Class B.........     0.10%        0.25%       0.01%     0.36%         0.01%       0.35%(16)           1.05%(15)
  MetLife Moderate to Aggressive
     Allocation Portfolio -- Class
     B............................     0.10%        0.25%       0.01%     0.36%         0.01%       0.35%(16)           1.10%(15)
  MetLife Aggressive Allocation
     Portfolio -- Class B.........     0.10%        0.25%       0.07%     0.42%         0.07%       0.35%(16)           1.10%(15)
  MetLife Stock Index
     Portfolio -- Class A+........     0.25%          --        0.05%     0.30%         0.01%       0.29%(12,17)
  MFS(R) Total Return
     Portfolio -- Class F.........     0.53%        0.20%       0.05%     0.78%           --        0.78%(12,14)
  Oppenheimer Global Equity
     Portfolio -- Class A+........     0.53%          --        0.09%     0.62%           --        0.62%(12)
  Russell 2000(R) Index
     Portfolio -- Class A.........     0.25%          --        0.11%     0.36%         0.01%       0.35%(12,17,18)
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B.........     0.60%        0.25%       0.08%     0.93%           --        0.93%(12)
  Western Asset Management U.S.
     Government Portfolio -- Class
     A............................     0.50%          --        0.07%     0.57%           --        0.57%(12)
PIMCO VARIABLE INSURANCE
  TRUST -- ADMINISTRATIVE CLASS
  Total Return Portfolio..........     0.25%          --        0.40%     0.65%           --        0.65%
PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
  Pioneer Mid Cap Value VCT
     Portfolio....................     0.65%        0.25%       0.06%     0.96%           --        0.96%
PUTNAM VARIABLE TRUST -- CLASS IB
  Putnam VT Discovery Growth
     Fund+........................     0.70%        0.25%       0.55%     1.50%           --        1.50%
THE MERGER FUND VL
  The Merger Fund VL..............     1.25%          --        4.78%     6.03%         4.63%       1.40%(19)
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio -- Class II..     0.56%        0.25%       0.03%     0.84%           --        0.84%
  Strategic Growth
     Portfolio -- Class I+........     0.70%          --        0.08%     0.78%           --        0.78%
VANGUARD VARIABLE INSURANCE FUND
  Mid-Cap Index Portfolio.........     0.20%          --        0.04%     0.24%           --        0.24%
  Total Stock Market Index
     Portfolio....................     0.12%          --        0.04%     0.16%           --        0.16%


---------
* Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus supplement; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
+ Not available under all policies. Availability depends on policy issue date.
++ Fees and expenses of this Fund are based on the Fund's fiscal year ended October 31, 2006.
(1) Other Expenses include 0.02% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.
(2) Other Expenses include 0.01% for the Franklin Small-Mid Cap Growth Securities Fund, and 0.03% for the Templeton Foreign Securities Fund, of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year. The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC).
(3) Other Expenses include 0.02% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.
(4) The Portfolio pays an investment advisory fee rate that may adjust up or down based upon the Portfolio's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is shown in the table above. Any such adjustment to this fee rate commenced February 2007 and may increase or decrease the management fee rate shown in the table by a variable of up to 0.15%, assuming constant assets. The management fee rate could be even higher or lower than this range, however, depending on asset fluctuations during the measuring period. Because a fee waiver will have a positive effect upon the Portfolio's performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.
(5) Management has contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 0.95% for Class II until May 1, 2008.
(6) Other Expenses have been restated to reflect new custodian, fund administration and transfer agent fee schedules, as if these fee schedules had been in effect for the previous fiscal year.
(7) Other Expenses have been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the Portfolio for the entire fiscal year.
(8) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year.
(9) The Portfolio's fiscal year end has been changed from 10/31 to 12/31. The fees and expenses shown are for the Portfolio's last fiscal year ended October 31, 2006.
(10) Pursuant to an expense limitation agreement, the Investment Adviser has agreed, for a period of one year commencing May 1, 2007, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 1.30%, excluding 12b-1 fees. The fees and expenses shown in the table are annualized, based on the Portfolio's May 1, 2006 start date.
(11) Pursuant to an expense limitation agreement, the Investment Adviser has agreed, for a period of one year commencing May 1, 2007, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 1.00%, excluding 12b-1 fees.
(12) Other Expenses have been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.
(13) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million.
(14) The Management Fee has been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.
(15) These Portfolios are "funds of funds" that invest substantially all of their assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolios invest in other underlying portfolios, each Portfolio will also bear its pro rata portion of the operating expenses of the underlying portfolios in which the Portfolio invests, including the management fee. The weighted average of the total operating expenses of the underlying portfolios, after any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 0.61% for the MetLife Conservative Allocation Portfolio, 0.65% for the MetLife Conservative to Moderate Allocation Portfolio, 0.70% for the MetLife Moderate Allocation Portfolio, 0.75% for the MetLife Moderate to Aggressive Allocation Portfolio and 0.75% for the MetLife Aggressive Allocation Portfolio. The total operating expenses of the Portfolios, including the weighted average of the total operating expenses of the underlying portfolios, before any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 1.05% for the MetLife Conservative Allocation Portfolio, 1.02% for the MetLife Conservative to Moderate Allocation Portfolio, 1.07% for the MetLife Moderate Allocation Portfolio, 1.11% for the MetLife Moderate to Aggressive Allocation Portfolio and 1.18% for the MetLife Aggressive Allocation Portfolio. Policy Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the Portfolios. A Policy Owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers LLC. (See the fund prospectus for a description of each Portfolio's target allocation.)
(16) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit net total annual operating expenses of the Portfolio to 0.10%, excluding 12b-1 fees.
(17) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee of the Portfolio to 0.243%.
(18) Other Expenses include 0.02% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.
(19) The Adviser has agreed to reduce its fees and reimburse The Merger Fund VL to the extent total annualized expenses exceed 1.40% of average daily net assets. The agreement expires July 1, 2013.

                        MORTALITY AND EXPENSE RISK CHARGE

We are waiving 0.15% of the Mortality and Expense Risk Charge for the Investment Option investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc.; an amount equal to the Fund expenses that are in excess of 0.265% for the Investment Option investing in the MetLife Stock Index Portfolio (Class A) of the Metropolitan Series Fund, Inc.; an amount equal to the Fund expenses that are in excess of 1.10% for the Investment Option investing in the Third Avenue Small Cap Value Portfolio (Class B) of the Met Investors Series Trust; an amount equal to the Fund expenses that are in excess of 0.65% for the Investment Option investing in the PIMCO Inflation Protected Bond Portfolio (Class A) of the Met Investors Series Trust; and an amount equal to the Fund expenses that are in excess of 1.18% for the Investment Option investing in the MFS(R) Research International Portfolio (Class B) of the Met Investors Series Trust.

                             TRANSFERS OF CASH VALUE

Generally, you may transfer Cash Value among the Investment Options. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

MARKET TIMING/EXCESSIVE TRADING

THE POLICY IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. Frequent requests from Policy Owners to transfer cash value may dilute the value of a Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Fund and the reflection of that change in the Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Funds and may disrupt Fund management strategy, requiring a Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Funds, which in turn adversely affect Policy Owners and other persons who may have an interest in the Policies (e.g. beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Funds (i.e. American Funds Global Growth Fund, Dreyfus Variable Investment Fund Developing Leaders Portfolio, Fidelity VIP High Income Portfolio, Franklin Small-Mid Cap Growth Securities Fund, Janus Aspen Global Technology Portfolio, Janus Aspen Worldwide Growth Portfolio, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable International All Cap Opportunity Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Third Avenue Small Cap Value Portfolio, and Russell 2000(R) Index Portfolio -- the "Monitored Funds") and we monitor transfer activity in those Monitored Funds. In addition, as described below, we intend to treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Funds within given periods of time. For example, we currently monitor transfer activity to determine if for each of the Monitored Funds, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Policy that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Funds. We may change the Monitored Funds at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Funds, we rely on the underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Policy, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Also, as Monitored Portfolios, our current market timing and excessive trading policies and procedures also will apply to American Funds portfolios, and transfer restrictions may be imposed upon a violation of either monitoring policy. Although we do not have the operational or systems capability at this time to impose the

American Funds monitoring policy and/or to treat all of the American Funds portfolios as Monitored Portfolios under our policy, we intend to do so in the future.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Funds that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Policy Owners or other persons who have an interest in the Policies, we will exercise our contractual right to revise, suspend or eliminate transfer privileges, including limiting the acceptable mode of requesting transfers, and thereafter will only accept transfer requests via regular U.S. mail and will reject transfer requests requested via facsimile, telephone or Internet. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Policy Owners. We may, among other things:

  - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or

  - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Policy Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Policy. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Policy Owners and other persons with interests in the Policies. We do not accommodate market timing in any Fund and there are no arrangements in place to permit any policy owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Funds, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Policy Owners, and to execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent trading policies established by the Fund.

In addition, Policy Owners and other persons with interests in the Policies should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance products and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus Policy Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds. If a Fund believes that an omnibus order reflects one or more transfer requests from Policy Owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares as a result of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single policy owner. You should read the Fund prospectuses for more details.

               SUSPENSION OF VALUATION AND POSTPONEMENT OF PAYMENT

We reserve the right to suspend valuation and postpone payment of any surrender, partial surrender, policy loan, or death benefit proceeds that involves a determination of Cash Value in the Separate Account in any case whenever:

  (1)the New York Stock Exchange or any stock exchange in which a Fund invests is closed (except for customary weekend and holiday closings) or trading on the New York Stock Exchange or other stock exchange is restricted as determined by the SEC or equivalent authority; or

  (2)the SEC has determined that a state of emergency exists so that valuation of the assets in a Fund or disposal of securities is not reasonably practicable.

Allocations and transfers to, and deductions and transfers from, a Fund may be postponed as described in (1) and (2) above. We reserve the right to suspend or postpone the date of any payment of any benefit or values (including the payments of cash surrenders and policy loans) for up to six months when Cash Value is being withdrawn from the Fixed Account.

We may withhold payment of surrender, withdrawal or loan proceeds if any portion of those proceeds would be derived from a Policy Owner's check or pre-authorized checking account deduction that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Policy Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Policy Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check. We do not accept cash, money orders, or travelers checks.

     TRANSFER OF CASH VALUE FROM THE FIXED ACCOUNT TO THE INVESTMENT OPTIONS

You may only transfer amounts from the Fixed Account to any of the Investment Options twice each Policy Year. The amount of each transfer may not exceed the greater of: (a) $500 or (b) 12.5% of the Fixed Account value as of the date we receive your transfer request. We do not currently enforce these restrictions but reserve our right to do so in the future. The Fixed Account is not available for transfers to the Investment Options through the Dollar Cost Averaging program. In addition, the Fixed Account is excluded from all Portfolio Rebalancing programs.

     TRANSFER OF CASH VALUE FROM THE INVESTMENT OPTIONS TO THE FIXED ACCOUNT

We reserve the right to limit or deny requests for transfers from any Investment Option into the Fixed Account if, at the time we receive the request: (a) the Fixed Account value is greater than or equal to 30% of the Cash Value of your Policy or (b) the Fixed Account value would become greater than or equal to 30% of your Policy's Cash Value as a result of the requested transfer. We do not currently enforce these restrictions but reserve our right to do so in the future.

Book 48                                                           April 30, 2007

                  METLIFE VARIABLE LIFE ACCUMULATOR -- SERIES 2

                Flexible Premium Variable Life Insurance Policies
                      APRIL 30, 2007 PROSPECTUS SUPPLEMENT

                            ISSUED TO INDIVIDUALS BY:
 METLIFE INSURANCE COMPANY OF CONNECTICUT -- METLIFE OF CT FUND UL FOR VARIABLE
                                 LIFE INSURANCE
                                       OR
 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT -- METLIFE OF CT FUND UL II FOR
                             VARIABLE LIFE INSURANCE

This prospectus supplement updates certain information contained in your last prospectus dated May 2, 2005 and subsequent supplements for MetLife Variable Life Accumulator, a flexible premium variable life insurance policy issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Policy for the name of your issuing company. The issuing company is referred to in this prospectus supplement as the Company. Please keep this prospectus supplement for future reference. The Company no longer offers the Policies to new purchasers. It does continue to accept additional premium payments from existing policy owners.

You can build Cash Value by investing in a variety of INVESTMENT OPTIONS, which, in turn, invest in professionally managed Mutual Funds (THE FUNDS, LISTED BELOW). A fixed rate option (THE FIXED ACCOUNT) is also available. Except for amounts in the Fixed Account, the value of your Policy will vary based on the performance of the Funds you select. The following Investment Options are available (please see "The Funds" for additional Investment Options that may be available depending on when you purchased your Policy):



AMERICAN FUNDS INSURANCE SERIES -- CLASS 2        Met/AIM Small Cap Growth
  American Funds Global Growth Fund                  Portfolio -- Class A
  American Funds Growth Fund                      MFS(R) Value Portfolio -- Class A
  American Funds Growth-Income Fund               Neuberger Berman Real Estate
DREYFUS VARIABLE INVESTMENT FUND -- INITIAL          Portfolio -- Class A
  SHARES                                          PIMCO Inflation Protected Bond
  Dreyfus Variable Investment Fund                   Portfolio -- Class A
     Appreciation Portfolio                       Pioneer Fund Portfolio -- Class A
  Dreyfus Variable Investment Fund                Pioneer Strategic Income
     Developing Leaders Portfolio                    Portfolio -- Class A
FIDELITY(R) VARIABLE INSURANCE PRODUCTS           Third Avenue Small Cap Value
  VIP Contrafund(R) Portfolio -- Service             Portfolio -- Class B
     Class                                      METROPOLITAN SERIES FUND, INC.
  VIP Mid Cap Portfolio -- Service Class 2        BlackRock Aggressive Growth
FRANKLIN TEMPLETON VARIABLE INSURANCE                Portfolio -- Class D
  PRODUCTS TRUST -- CLASS 2                       BlackRock Money Market Portfolio -- Class
  Templeton Developing Markets Securities            A
     Fund                                         FI Large Cap Portfolio -- Class A
  Templeton Foreign Securities Fund               FI Value Leaders Portfolio -- Class D
GOLDMAN SACHS VARIABLE INSURANCE TRUST            MetLife Aggressive Allocation
  Goldman Sachs Capital Growth Fund                  Portfolio -- Class B
JANUS ASPEN SERIES -- SERVICE SHARES              MetLife Conservative Allocation
  Mid Cap Growth Portfolio                           Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE EQUITY TRUST         MetLife Conservative to Moderate
  Legg Mason Partners Variable Aggressive            Allocation Portfolio -- Class B
     Growth Portfolio -- Class I                  MetLife Moderate Allocation
  Legg Mason Partners Variable Capital and           Portfolio -- Class B
     Income Portfolio -- Class II                 MetLife Moderate to Aggressive Allocation
  Legg Mason Partners Variable Equity Index          Portfolio -- Class B
     Portfolio -- Class I                         MFS(R) Total Return Portfolio -- Class F
  Legg Mason Partners Variable Fundamental        Russell 2000(R) Index Portfolio -- Class A
     Value Portfolio -- Class I                   T. Rowe Price Large Cap Growth
  Legg Mason Partners Variable Large Cap             Portfolio -- Class B
     Growth Portfolio -- Class I                  Western Asset Management U.S. Government
  Legg Mason Partners Variable Multiple              Portfolio -- Class A
     Discipline Portfolio --                    PIMCO VARIABLE INSURANCE
     All Cap Growth and Value Portfolio           TRUST -- ADMINISTRATIVE CLASS
LEGG MASON PARTNERS VARIABLE INCOME TRUST         Total Return Portfolio
  Legg Mason Partners Variable High Income      PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
     Portfolio                                    Pioneer Mid Cap Value VCT Portfolio
MET INVESTORS SERIES TRUST                      THE MERGER FUND VL
  Janus Forty Portfolio -- Class A                The Merger Fund VL
  Legg Mason Partners Managed Assets            VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II
     Portfolio -- Class A                         Comstock Portfolio
  Lord Abbett Bond Debenture                    VANGUARD VARIABLE INSURANCE FUND
     Portfolio -- Class A                         Mid-Cap Index Portfolio
  Lord Abbett Growth and Income                   Total Stock Market Index Portfolio
     Portfolio -- Class B
  Met/AIM Capital Appreciation
     Portfolio -- Class A



Certain Funds have been subject to a merger, substitution or other change. Please see "Additional Information Regarding Funds" below for more information.

                                    THE FUNDS

The Funds offered through this Policy are listed below. Some Funds may not be available in certain states. Each Fund is registered under the Investment Company Act of 1940 as an open-end, management investment company. These Funds are not publicly traded and are offered only through variable annuity and variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Fund.

We select the Funds offered through this Policy based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund's adviser or subadviser is one of our affiliates or whether the Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Funds periodically and may remove a Fund or limit its availability to new Premiums and/or transfers of Cash Value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Policy owners. In some cases, we have included Funds based on recommendations made by broker-dealer firms.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CASH VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

If investment in the Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Policy, or for any other reason in our sole discretion, we may substitute another Fund or Funds without your consent. The substituted Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premiums, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Funds to allocations of Premiums or Cash Value, or both, at any time in our sole discretion.

In certain circumstances, the Company's ability to remove or replace a Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove a Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Funds advised by Legg Mason affiliates in seeking to make a substitution for a Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company (now MetLife Insurance Company of Connecticut) and The Travelers Life and Annuity Company (now MetLife Life and Annuity Company of Connecticut) from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to us with respect to the Funds advised by Legg Mason affiliates, on the same terms provided for in administrative service agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predated the acquisition.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory LLC) or subadviser of a Fund, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Policies and, in the Company's role as an intermediary, with respect to the Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Fund assets. Policy Owners, through their indirect investment in the Funds, bear the costs of these advisory fees (see the Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Funds attributable to the Policies and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to .50%.

Additionally, an investment adviser or subadviser of a Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Policies and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Policies.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies." The Company's ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Fund. The Company will benefit accordingly from assets allocated to the Funds to the extent they result in profits to the advisers. (See "Fee Table -- Fund Fees and Expenses" for information on the management fees paid by the Funds and the Statement of Additional Information for the Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. A Fund's 12b-1 Plan, if any, is described in more detail in the Fund's prospectus. (See "Fee Table -- Fund Fees and Expenses" and "Distribution & Compensation.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Fund's 12b-1 Plan decrease the Fund's investment return.

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all premiums allocated to the American Funds Global Growth Fund, the American Funds Growth Fund and the American Funds Growth-Income Fund for services it provides in marketing the Fund's shares in connection with the Policy.

Each Fund has different investment objectives and risks. The Fund prospectuses contain more detailed information on each Fund's investment strategy, investment advisers and its fees. YOU MAY OBTAIN A FUND PROSPECTUS BY CALLING 1-800-334-4298 OR THROUGH YOUR INSURANCE AGENT. We do not guarantee the investment results of the Funds.


                                               INVESTMENT                         INVESTMENT
               FUND                            OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------


AMERICAN FUNDS INSURANCE SERIES
  American Funds Global Growth     Seeks capital appreciation         Capital Research and Management
     Fund -- Class 2               through stocks.                    Company
  American Funds Growth            Seeks capital appreciation         Capital Research and Management
     Fund -- Class 2               through stocks.                    Company
  American Funds Growth-Income     Seeks both capital appreciation    Capital Research and Management
     Fund -- Class 2               and income.                        Company
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus Variable Investment      Seeks long-term capital growth     The Dreyfus Corporation
     Fund Appreciation             consistent with the preservation   Subadviser: Fayez Sarofim & Co.
     Portfolio -- Initial Shares   of capital. Its secondary goal is
                                   current income.
  Dreyfus Variable Investment      Seeks capital growth.              The Dreyfus Corporation
     Fund Developing Leaders
     Portfolio -- Initial Shares
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  VIP Contrafund(R)                Seeks long-term capital            Fidelity Management & Research
     Portfolio -- Service Class    appreciation.                      Company
  VIP Equity-Income                Seeks reasonable income. The fund  Fidelity Management & Research
     Portfolio -- Initial Class+   will also consider the potential   Company
                                   for capital appreciation. The
                                   fund's goal is to achieve a yield
                                   which exceeds the composite yield
                                   on the securities comprising the
                                   Standard & Poor's 500(SM) Index
                                   (S&P 500(R)).
  VIP Growth Portfolio -- Initial  Seeks to achieve capital           Fidelity Management & Research
     Class+                        appreciation.                      Company
  VIP High Income                  Seeks a high level of current      Fidelity Management & Research
     Portfolio -- Initial Class+   income, while also considering     Company
                                   growth of capital.
  VIP Mid Cap                      Seeks long-term growth of          Fidelity Management & Research
     Portfolio -- Service Class 2  capital.                           Company

                                               INVESTMENT                         INVESTMENT
               FUND                            OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  Franklin Small-Mid Cap Growth    Seeks long-term capital growth.    Franklin Advisers, Inc.
     Securities Fund -- Class 2+
  Templeton Developing Markets     Seeks long-term capital            Templeton Asset Management Ltd.
     Securities Fund -- Class 2    appreciation.
  Templeton Foreign Securities     Seeks long-term capital growth.    Templeton Investment Counsel, LLC
     Fund -- Class 2                                                  Subadviser: Franklin Templeton
                                                                      Investment Management Limited
GOLDMAN SACHS VARIABLE INSURANCE
  TRUST
  Goldman Sachs Capital Growth     Seeks long-term capital growth.    Goldman Sachs Asset Management,
     Fund -- Institutional Shares                                     L.P.
JANUS ASPEN SERIES
  Global Technology                Seeks long-term growth of          Janus Capital Management LLC
     Portfolio -- Service Shares+  capital.
  Mid Cap Growth                   Seeks long-term growth of          Janus Capital Management LLC
     Portfolio -- Service Shares   capital.
  Worldwide Growth                 Seeks long-term growth of capital  Janus Capital Management LLC
     Portfolio -- Service Shares+  in a manner consistent with the preservation of capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable     Seeks capital appreciation.        Legg Mason Partners Fund Advisor,
     Aggressive Growth                                                LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC

  Legg Mason Partners Variable     Seeks total return (that is a      Legg Mason Partners Fund Advisor,
     Capital and Income            combination of income and long-    LLC
     Portfolio -- Class II         term capital appreciation).        Subadviser: ClearBridge Advisors,
                                                                      LLC; Western Asset Management
                                                                      Company
  Legg Mason Partners Variable     Seeks investment results that,     Legg Mason Partners Fund Advisor,
     Equity Index                  before expenses, correspond to     LLC
     Portfolio -- Class I          the price and yield performance    Subadviser: Batterymarch
                                   of the S&P 500 Index.              Financial Management, Inc.
  Legg Mason Partners Variable     Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
     Fundamental Value             Current income is a secondary      LLC
     Portfolio -- Class I          consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks total return on assets from  Legg Mason Partners Fund Advisor,
     International All Cap         growth of capital and income.      LLC
     Opportunity Portfolio+                                           Subadviser: Brandywine Global
                                                                      Investment Management, LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Investors Portfolio -- Class  capital. Current income is a       LLC
     I+                            secondary objective.               Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Large Cap Growth              capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Multiple Discipline           capital.                           LLC
     Portfolio -- All Cap Growth                                      Subadviser: ClearBridge Advisors,
     and Value                                                        LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable     Seeks high current income.         Legg Mason Partners Fund Advisor,
     High Income Portfolio         Secondarily, seeks capital         LLC
                                   appreciation.                      Subadviser: Western Asset
                                                                      Management Company; Western Asset
                                                                      Management Company Limited
MET INVESTORS SERIES TRUST
  Janus Forty Portfolio -- Class   Seeks capital appreciation.        Met Investors Advisory LLC
     A                                                                Subadviser: Janus Capital
                                                                      Management LLC
  Legg Mason Partners Managed      Seeks high total return.           Met Investors Advisory LLC
     Assets Portfolio -- Class A                                      Subadviser: Batterymarch
                                                                      Financial Management, Inc.;
                                                                      Western Asset Management Company;
                                                                      ClearBridge Advisors, LLC; and
                                                                      Legg Mason Global Asset
                                                                      Allocation, LLC
  Lord Abbett Bond Debenture       Seeks to provide high current      Met Investors Advisory LLC
     Portfolio -- Class A          income and the opportunity for     Subadviser: Lord, Abbett & Co.
                                   capital appreciation to produce a  LLC
                                   high total return.
  Lord Abbett Growth and Income    Seeks long-term growth of capital  Met Investors Advisory LLC
     Portfolio -- Class B          and income without excessive       Subadviser: Lord, Abbett & Co.
                                   fluctuations in the market value.  LLC

                                               INVESTMENT                         INVESTMENT
               FUND                            OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  Met/AIM Capital Appreciation     Seeks capital appreciation.        Met Investors Advisory LLC
     Portfolio -- Class A                                             Subadviser: A I M Capital
                                                                      Management, Inc.
  Met/AIM Small Cap Growth         Seeks long-term growth of          Met Investors Advisory LLC
     Portfolio -- Class A          capital.                           Subadviser: A I M Capital
                                                                      Management, Inc.
  MFS(R) Emerging Markets Equity   Seeks capital appreciation.        Met Investors Advisory LLC
     Portfolio -- Class A+                                            Subadviser: Massachusetts
                                                                      Financial Services Company
  MFS(R) Research International    Seeks capital appreciation.        Met Investors Advisory LLC
     Portfolio -- Class B+                                            Subadviser: Massachusetts
                                                                      Financial Services Company
  MFS(R) Value Portfolio -- Class  Seeks capital appreciation and     Met Investors Advisory LLC
     A                             reasonable income.                 Subadviser: Massachusetts
                                                                      Financial Services Company
  Neuberger Berman Real Estate     Seeks to provide total return      Met Investors Advisory LLC
     Portfolio -- Class A          through investment in real estate  Subadviser: Neuberger Berman
                                   securities, emphasizing both       Management, Inc.
                                   capital appreciation and current
                                   income.
  PIMCO Inflation Protected Bond   Seeks to provide maximum real      Met Investors Advisory LLC
     Portfolio -- Class A          return, consistent with            Subadviser: Pacific Investment
                                   preservation of capital and        Management Company LLC
                                   prudent investment management.
  Pioneer Fund Portfolio -- Class  Seeks reasonable income and        Met Investors Advisory LLC
     A                             capital growth.                    Subadviser: Pioneer Investment
                                                                      Management, Inc.
  Pioneer Strategic Income         Seeks a high level of current      Met Investors Advisory LLC
     Portfolio -- Class A          income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.
  Third Avenue Small Cap Value     Seeks long-term capital            Met Investors Advisory LLC
     Portfolio -- Class B          appreciation.                      Subadviser: Third Avenue
                                                                      Management LLC
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth      Seeks maximum capital              MetLife Advisers, LLC
     Portfolio -- Class D          appreciation.                      Subadviser: BlackRock Advisors,
                                                                      LLC
  BlackRock Diversified            Seeks high total return while      MetLife Advisers, LLC
     Portfolio -- Class A+         attempting to limit investment     Subadviser: BlackRock Advisors,
                                   risk and preserve capital.         LLC
  BlackRock Money Market           Seeks a high level of current      MetLife Advisers, LLC
     Portfolio -- Class A          income consistent with             Subadviser: BlackRock Advisors,
                                   preservation of capital.           LLC
  FI Large Cap Portfolio -- Class  Seeks long-term growth of          MetLife Advisers, LLC
     A                             capital.                           Subadviser: Fidelity Management &
                                                                      Research Company
  FI Value Leaders                 Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio -- Class D          capital.                           Subadviser: Fidelity Management &
                                                                      Research Company
  MetLife Conservative Allocation  Seeks high level of current        MetLife Advisers, LLC
     Portfolio -- Class B          income, with growth of capital as
                                   a secondary objective.
  MetLife Conservative to          Seeks high total return in the     MetLife Advisers, LLC
     Moderate Allocation           form of income and growth of
     Portfolio -- Class B          capital, with a greater emphasis
                                   on income.
  MetLife Moderate Allocation      Seeks a balance between a high     MetLife Advisers, LLC
     Portfolio -- Class B          level of current income and
                                   growth of capital, with a greater
                                   emphasis on growth of capital.
  MetLife Moderate to Aggressive   Seeks growth of capital.           MetLife Advisers, LLC
     Allocation
     Portfolio -- Class B
  MetLife Aggressive Allocation    Seeks growth of capital.           MetLife Advisers, LLC
     Portfolio -- Class B
  MetLife Stock Index              Seeks to equal the performance of  MetLife Advisers, LLC
     Portfolio -- Class A+         the Standard & Poor's 500          Subadviser: MetLife Investment
                                   Composite Stock Price Index.       Advisors Company, LLC
  MFS(R) Total Return              Seeks a favorable total return     MetLife Advisers, LLC
     Portfolio -- Class F          through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company

                                               INVESTMENT                         INVESTMENT
               FUND                            OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  Oppenheimer Global Equity        Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio -- Class A+                                            Subadviser: OppenheimerFunds,
                                                                      Inc.
  Russell 2000(R) Index            Seeks to equal the return of the   MetLife Advisers, LLC
     Portfolio -- Class A          Russell 2000 Index.                Subadviser: MetLife Investment
                                                                      Advisors Company, LLC
  T. Rowe Price Large Cap Growth   Seeks long-term growth of capital  MetLife Advisers, LLC
     Portfolio -- Class B          and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates, Inc.
  Western Asset Management U.S.    Seeks to maximize total return     MetLife Advisers, LLC
     Government                    consistent with preservation of    Subadviser: Western Asset
     Portfolio -- Class A          capital and maintenance of         Management Company
                                   liquidity.
PIMCO VARIABLE INSURANCE TRUST
  Total Return                     Seeks maximum total return,        Pacific Investment Management
     Portfolio -- Administrative   consistent with preservation of    Company LLC
     Class                         capital and prudent investment
                                   management.
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Mid Cap Value VCT        Seeks capital appreciation by      Pioneer Investment Management,
     Portfolio -- Class II         investing in a diversified         Inc.
                                   portfolio of securities
                                   consisting primarily of common
                                   stocks.
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth       Seeks long-term growth of          Putnam Investment Management, LLC
     Fund -- Class IB+             capital.
THE MERGER FUND VL
  The Merger Fund VL               Seeks to achieve capital growth    Westchester Capital Management,
                                   by engaging in merger arbitrage.   Inc.
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio -- Class II   Seeks capital growth and income    Van Kampen Asset Management
                                   through investments in equity
                                   securities, including common
                                   stocks, preferred stocks and
                                   securities convertible into
                                   common and preferred stocks.
  Strategic Growth                 Seeks capital appreciation.        Van Kampen Asset Management
     Portfolio -- Class I+
VANGUARD VARIABLE INSURANCE FUND
  Mid-Cap Index Portfolio          Seeks to track the performance of  The Vanguard Group, Inc.
                                   a benchmark that measures the
                                   investment return of mid-cap
                                   stocks.
  Total Stock Market Index         Seeks to track the performance of  The Vanguard Group, Inc.
     Portfolio                     a benchmark index that measures
                                   the investment return of the
                                   overall stock market.


---------
+ Not available under all Policies. Availability depends on Policy issue date.

ADDITIONAL INFORMATION REGARDING FUNDS

CERTAIN FUNDS were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each of these Funds, and, where applicable, the former name and new name of the trust of which the Fund is part.

FUND NAME CHANGES


                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------


LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,
  INC.                                           INC.
  Legg Mason Partners Variable International   Legg Mason Partners Variable International
     All Cap Growth Portfolio                       All Cap Opportunity Portfolio
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Janus Capital Appreciation                   Janus Forty Portfolio -- Class A
     Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV     LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
  Legg Mason Partners Variable Multiple        Legg Mason Partners Variable Capital and
     Discipline Portfolio -- Balanced All Cap       Income Portfolio -- Class II
     Growth and Value Portfolio

                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------

VAN KAMPEN LIFE INVESTMENT TRUST               VAN KAMPEN LIFE INVESTMENT TRUST
  Emerging Growth Portfolio                    Strategic Growth Portfolio


FUND MERGERS/REORGANIZATIONS
The following former Funds were merged with and into the new Funds and/or reorganized into a new Trust.


              FORMER FUND/TRUST                                NEW FUND/TRUST
---------------------------------------------  ---------------------------------------------


LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,
  INC.                                           INC.
  Legg Mason Partners Variable Large Cap       Legg Mason Partners Variable Investors
     Value Portfolio                                Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Investors       Legg Mason Partners Variable Investors
     Portfolio -- Class I                           Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Fundamental     Legg Mason Partners Variable Fundamental
     Value Portfolio -- (Single share class)        Value Portfolio --
                                                    Class I
  Legg Mason Partners Variable Equity Index    Legg Mason Partners Variable Equity Index
     Portfolio -- Class I                           Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Aggressive      Legg Mason Partners Variable Aggressive
     Growth Portfolio -- (Single share class)       Growth Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE INCOME TRUST
  INC.
  Legg Mason Partners Variable High Income     Legg Mason Partners Variable High Income
     Portfolio                                      Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable International   Legg Mason Partners Variable International
     All Cap Opportunity Portfolio                  All Cap Opportunity Portfolio
  Legg Mason Partners Variable Large Cap       Legg Mason Partners Variable Large Cap Growth
     Growth Portfolio -- (Single share class)       Portfolio -- Class I
LEGG MASON VARIABLE PORTFOLIOS IV              LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Multiple        Legg Mason Partners Variable Multiple
     Discipline Portfolio -- All Cap Growth         Discipline Portfolio -- All Cap Growth
     and Value                                      and Value
  Legg Mason Partners Variable Capital and     Legg Mason Partners Variable Capital and
     Income Portfolio -- Class II                   Income Portfolio -- Class II


FUND SUBSTITUTIONS
The following new Funds were substituted for the former Funds.


                 FORMER FUND                                      NEW FUND
---------------------------------------------  ---------------------------------------------


CREDIT SUISSE TRUST                            MET INVESTORS SERIES TRUST
  Emerging Markets Portfolio                   MFS(R) Emerging Markets Equity Portfolio --
                                                    Class A
DREYFUS STOCK INDEX FUND, INC.                 METROPOLITAN SERIES FUND, INC.
  Dreyfus Stock Index Fund -- Initial Shares   MetLife Stock Index Portfolio --  Class A
DWS INVESTMENTS VIT FUNDS                      METROPOLITAN SERIES FUND, INC.
  DWS Small Cap Index VIP -- Class A           Russell 2000(R) Index Portfolio --  Class A
FIDELITY(R) VARIABLE INSURANCE PRODUCTS        METROPOLITAN SERIES FUND, INC.
  Asset Manager(SM) Portfolio -- Initial       BlackRock Diversified Portfolio --  Class A
     Class
FRANKLIN TEMPLETON VARIABLE INSURANCE          METROPOLITAN SERIES FUND, INC.
  PRODUCTS TRUST
  Templeton Growth Securities Fund -- Class I  Oppenheimer Global Equity Portfolio --  Class
                                                    A
LAZARD RETIREMENT SERIES, INC.                 MET INVESTORS SERIES TRUST
  Lazard Retirement Small Cap                  Third Avenue Small Cap Value
     Portfolio -- Service Shares                    Portfolio -- Class B
PIMCO VARIABLE INSURANCE TRUST                 MET INVESTORS SERIES TRUST
  Real Return Portfolio -- Administrative      PIMCO Inflation Protected Bond Portfolio --
     Class                                          Class A
PUTNAM VARIABLE TRUST                          MET INVESTORS SERIES TRUST
  Putnam VT International Equity               MFS(R) Research International Portfolio --
     Fund -- Class IB                               Class B
PUTNAM VARIABLE TRUST                          MET INVESTORS SERIES TRUST
  Putnam VT Small Cap Value Fund -- Class IB   Third Avenue Small Cap Value Portfolio --
                                                    Class B

                            FUND CHARGES AND EXPENSES

The next tables describe the Fund charges and expenses that you will indirectly pay periodically during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund's Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.

The first table below shows the minimum and maximum fees and expenses, as a percentage of average daily net assets, charged by any of the Funds as of December 31, 2006. The second table shows each Fund's fees and expenses, as a percentage of average daily net assets, as of December 31, 2006, unless otherwise noted. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES


                                                                       MINIMUM        MAXIMUM
                                                                     -----------    -----------


TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, including
management fees, distribution and/or service fees (12b-1) fees,
and other expenses)..............................................       0.16%          6.03%


FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                                                                                        NET TOTAL
                                                                                                                         ANNUAL
                                                                                                                        OPERATING
                                                DISTRIBUTION              TOTAL    CONTRACTUAL FEE     NET TOTAL        EXPENSES
                                                   AND/OR                 ANNUAL        WAIVER           ANNUAL         INCLUDING
                                    MANAGEMENT     SERVICE      OTHER   OPERATING   AND/OR EXPENSE     OPERATING       UNDERLYING
FUND:                                   FEE     (12b-1) FEES  EXPENSES   EXPENSES   REIMBURSEMENT      EXPENSES*     FUND EXPENSES*
-----                               ----------  ------------  --------  ---------  ---------------  ---------------  --------------


AMERICAN FUNDS INSURANCE
  SERIES -- CLASS 2
  American Funds Global Growth
     Fund.........................     0.55%        0.25%       0.03%     0.83%           --        0.83%
  American Funds Growth Fund......     0.32%        0.25%       0.02%     0.59%           --        0.59%
  American Funds Growth-Income
     Fund.........................     0.27%        0.25%       0.01%     0.53%           --        0.53%
DREYFUS VARIABLE INVESTMENT
  FUND -- INITIAL SHARES
  Dreyfus Variable Investment Fund
     Appreciation Portfolio.......     0.75%          --        0.07%     0.82%           --        0.82%
  Dreyfus Variable Investment Fund
     Developing Leaders
     Portfolio....................     0.75%          --        0.09%     0.84%           --        0.84%(1)
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  VIP Contrafund(R)
     Portfolio -- Service Class...     0.57%        0.10%       0.09%     0.76%           --        0.76%
  VIP Equity-Income
     Portfolio -- Initial Class+..     0.47%          --        0.10%     0.57%           --        0.57%
  VIP Growth Portfolio -- Initial
     Class+.......................     0.57%          --        0.11%     0.68%           --        0.68%
  VIP High Income
     Portfolio -- Initial Class+..     0.57%          --        0.14%     0.71%           --        0.71%
  VIP Mid Cap Portfolio -- Service
     Class 2......................     0.57%        0.25%       0.11%     0.93%           --        0.93%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Franklin Small-Mid Cap Growth
     Securities Fund+.............     0.48%        0.25%       0.30%     1.03%         0.01%       1.02%(2)
  Templeton Developing Markets
     Securities Fund..............     1.23%        0.25%       0.24%     1.72%           --        1.72%
  Templeton Foreign Securities
     Fund.........................     0.63%        0.25%       0.18%     1.06%         0.03%       1.03%(2)
GOLDMAN SACHS VARIABLE INSURANCE
  TRUST -- INSTITUTIONAL CLASS
  Goldman Sachs Capital Growth
     Fund.........................     0.75%          --        0.10%     0.85%           --        0.85%
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Global Technology Portfolio+....     0.64%        0.25%       0.21%     1.10%           --        1.10%(3)
  Mid Cap Growth Portfolio........     0.64%        0.25%       0.06%     0.95%           --        0.95%

                                                                                                                        NET TOTAL
                                                                                                                         ANNUAL
                                                                                                                        OPERATING
                                                DISTRIBUTION              TOTAL    CONTRACTUAL FEE     NET TOTAL        EXPENSES
                                                   AND/OR                 ANNUAL        WAIVER           ANNUAL         INCLUDING
                                    MANAGEMENT     SERVICE      OTHER   OPERATING   AND/OR EXPENSE     OPERATING       UNDERLYING
FUND:                                   FEE     (12b-1) FEES  EXPENSES   EXPENSES   REIMBURSEMENT      EXPENSES*     FUND EXPENSES*
-----                               ----------  ------------  --------  ---------  ---------------  ---------------  --------------

  Worldwide Growth Portfolio+.....     0.60%        0.25%       0.05%     0.90%           --        0.90%(4)
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable
     Aggressive Growth
     Portfolio -- Class I++.......     0.75%          --        0.02%     0.77%           --        0.77%
  Legg Mason Partners Variable
     Capital and Income
     Portfolio -- Class II........     0.75%        0.25%       0.06%     1.06%         0.11%       0.95%(5)
  Legg Mason Partners Variable
     Equity Index
     Portfolio -- Class I.........     0.31%          --        0.02%     0.33%           --        0.33%
  Legg Mason Partners Variable
     Fundamental Value
     Portfolio -- Class I.........     0.75%          --        0.02%     0.77%           --        0.77%
  Legg Mason Partners Variable
     International All Cap
     Opportunity Portfolio+++.....     0.85%          --        0.09%     0.94%           --        0.94%
  Legg Mason Partners Variable
     Investors Portfolio -- Class
     I+...........................     0.65%          --        0.07%     0.72%           --        0.72%
  Legg Mason Partners Variable
     Large Cap Growth
     Portfolio -- Class I++.......     0.75%          --        0.04%     0.79%           --        0.79%
  Legg Mason Partners Variable
     Multiple Discipline
     Portfolio -- All Cap Growth
     and Value Portfolio..........     0.75%        0.25%       0.05%     1.05%           --        1.05%
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable
     High Income Portfolio++......     0.60%          --        0.06%     0.66%           --        0.66%
MET INVESTORS SERIES TRUST
  Janus Forty Portfolio -- Class
     A............................     0.65%          --        0.06%     0.71%           --        0.71%(6,7)
  Legg Mason Partners Managed
     Assets Portfolio -- Class A..     0.50%          --        0.11%     0.61%           --        0.61%(6,7)
  Lord Abbett Bond Debenture
     Portfolio -- Class A.........     0.50%          --        0.04%     0.54%           --        0.54%(6)
  Lord Abbett Growth and Income
     Portfolio -- Class B.........     0.50%        0.25%       0.03%     0.78%           --        0.78%(6)
  Met/AIM Capital Appreciation
     Portfolio -- Class A.........     0.77%          --        0.09%     0.86%           --        0.86%(6,7,8,9)
  Met/AIM Small Cap Growth
     Portfolio -- Class A.........     0.87%          --        0.06%     0.93%           --        0.93%(6,8)
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A+........     1.04%          --        0.29%     1.33%         0.03%       1.30%(6,10)
  MFS(R) Research International
     Portfolio -- Class B+........     0.72%        0.25%       0.14%     1.11%           --        1.11%(6)
  MFS(R) Value Portfolio -- Class
     A............................     0.73%          --        0.23%     0.96%           --        0.96%(6,7,8)
  Neuberger Berman Real Estate
     Portfolio -- Class A.........     0.64%          --        0.04%     0.68%           --        0.68%(6)
  PIMCO Inflation Protected Bond
     Portfolio -- Class A.........     0.50%          --        0.05%     0.55%           --        0.55%(6)
  Pioneer Fund Portfolio -- Class
     A............................     0.75%          --        0.30%     1.05%         0.05%       1.00%(6,7,11)
  Pioneer Strategic Income
     Portfolio -- Class A.........     0.70%          --        0.12%     0.82%           --        0.82%(6,7,8,9)
  Third Avenue Small Cap Value
     Portfolio -- Class B.........     0.74%        0.25%       0.04%     1.03%           --        1.03%(6)
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D.........     0.72%        0.10%       0.06%     0.88%           --        0.88%(12)
  BlackRock Diversified
     Portfolio -- Class A+........     0.44%          --        0.07%     0.51%           --        0.51%(12)
  BlackRock Money Market
     Portfolio -- Class A.........     0.34%          --        0.04%     0.38%         0.01%       0.37%(12,13)

                                                                                                                        NET TOTAL
                                                                                                                         ANNUAL
                                                                                                                        OPERATING
                                                DISTRIBUTION              TOTAL    CONTRACTUAL FEE     NET TOTAL        EXPENSES
                                                   AND/OR                 ANNUAL        WAIVER           ANNUAL         INCLUDING
                                    MANAGEMENT     SERVICE      OTHER   OPERATING   AND/OR EXPENSE     OPERATING       UNDERLYING
FUND:                                   FEE     (12b-1) FEES  EXPENSES   EXPENSES   REIMBURSEMENT      EXPENSES*     FUND EXPENSES*
-----                               ----------  ------------  --------  ---------  ---------------  ---------------  --------------

  FI Large Cap Portfolio -- Class
     A............................     0.78%          --        0.06%     0.84%           --        0.84%(12,13)
  FI Value Leaders
     Portfolio -- Class D.........     0.64%        0.10%       0.07%     0.81%           --        0.81%(12)
  MetLife Conservative Allocation
     Portfolio -- Class B.........     0.10%        0.25%       0.09%     0.44%         0.09%       0.35%(16)           0.96%(15)
  MetLife Conservative to Moderate
     Allocation Portfolio -- Class
     B............................     0.10%        0.25%       0.02%     0.37%         0.02%       0.35%(16)           1.00%(15)
  MetLife Moderate Allocation
     Portfolio -- Class B.........     0.10%        0.25%       0.01%     0.36%         0.01%       0.35%(16)           1.05%(15)
  MetLife Moderate to Aggressive
     Allocation Portfolio -- Class
     B............................     0.10%        0.25%       0.01%     0.36%         0.01%       0.35%(16)           1.10%(15)
  MetLife Aggressive Allocation
     Portfolio -- Class B.........     0.10%        0.25%       0.07%     0.42%         0.07%       0.35%(16)           1.10%(15)
  MetLife Stock Index
     Portfolio -- Class A+........     0.25%          --        0.05%     0.30%         0.01%       0.29%(12,17)
  MFS(R) Total Return
     Portfolio -- Class F.........     0.53%        0.20%       0.05%     0.78%           --        0.78%(12,14)
  Oppenheimer Global Equity
     Portfolio -- Class A+........     0.53%          --        0.09%     0.62%           --        0.62%(12)
  Russell 2000(R) Index
     Portfolio -- Class A.........     0.25%          --        0.11%     0.36%         0.01%       0.35%(12,17,18)
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B.........     0.60%        0.25%       0.08%     0.93%           --        0.93%(12)
  Western Asset Management U.S.
     Government Portfolio -- Class
     A............................     0.50%          --        0.07%     0.57%           --        0.57%(12)
PIMCO VARIABLE INSURANCE
  TRUST -- ADMINISTRATIVE CLASS
  Total Return Portfolio..........     0.25%          --        0.40%     0.65%           --        0.65%
PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
  Pioneer Mid Cap Value VCT
     Portfolio....................     0.65%        0.25%       0.06%     0.96%           --        0.96%
PUTNAM VARIABLE TRUST -- CLASS IB
  Putnam VT Discovery Growth
     Fund+........................     0.70%        0.25%       0.55%     1.50%           --        1.50%
THE MERGER FUND VL
  The Merger Fund VL..............     1.25%          --        4.78%     6.03%         4.63%       1.40%(19)
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio -- Class II..     0.56%        0.25%       0.03%     0.84%           --        0.84%
  Strategic Growth
     Portfolio -- Class I+........     0.70%          --        0.08%     0.78%           --        0.78%
VANGUARD VARIABLE INSURANCE FUND
  Mid-Cap Index Portfolio.........     0.20%          --        0.04%     0.24%           --        0.24%
  Total Stock Market Index
     Portfolio....................     0.12%          --        0.04%     0.16%           --        0.16%


---------
* Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus supplement; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
+ Not available under all policies. Availability depends on policy issue date.
++ Fees and expenses of this Fund are based on the Fund's fiscal year ended October 31, 2006.
(1) Other Expenses include 0.02% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.
(2) Other Expenses include 0.01% for the Franklin Small-Mid Cap Growth Securities Fund, and 0.03% for the Templeton Foreign Securities Fund, of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year. The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC).
(3) Other Expenses include 0.02% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.
(4) The Portfolio pays an investment advisory fee rate that may adjust up or down based upon the Portfolio's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is shown in the table above. Any such adjustment to this fee rate commenced February 2007 and may increase or decrease the management fee rate shown in the table by a variable of up to 0.15%, assuming constant assets. The management fee rate could be even higher or lower than this range, however, depending on asset fluctuations during the measuring period. Because a fee waiver will have a positive effect upon the Portfolio's performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.
(5) Management has contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 0.95% for Class II until May 1, 2008.
(6) Other Expenses have been restated to reflect new custodian, fund administration and transfer agent fee schedules, as if these fee schedules had been in effect for the previous fiscal year.
(7) Other Expenses have been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the Portfolio for the entire fiscal year.
(8) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year.
(9) The Portfolio's fiscal year end has been changed from 10/31 to 12/31. The fees and expenses shown are for the Portfolio's last fiscal year ended October 31, 2006.
(10) Pursuant to an expense limitation agreement, the Investment Adviser has agreed, for a period of one year commencing May 1, 2007, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 1.30%, excluding 12b-1 fees. The fees and expenses shown in the table are annualized, based on the Portfolio's May 1, 2006 start date.
(11) Pursuant to an expense limitation agreement, the Investment Adviser has agreed, for a period of one year commencing May 1, 2007, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 1.00%, excluding 12b-1 fees.
(12) Other Expenses have been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.
(13) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million.
(14) The Management Fee has been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.
(15) These Portfolios are "funds of funds" that invest substantially all of their assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolios invest in other underlying portfolios, each Portfolio will also bear its pro rata portion of the operating expenses of the underlying portfolios in which the Portfolio invests, including the management fee. The weighted average of the total operating expenses of the underlying portfolios, after any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 0.61% for the MetLife Conservative Allocation Portfolio, 0.65% for the MetLife Conservative to Moderate Allocation Portfolio, 0.70% for the MetLife Moderate Allocation Portfolio, 0.75% for the MetLife Moderate to Aggressive Allocation Portfolio and 0.75% for the MetLife Aggressive Allocation Portfolio. The total operating expenses of the Portfolios, including the weighted average of the total operating expenses of the underlying portfolios, before any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 1.05% for the MetLife Conservative Allocation Portfolio, 1.02% for the MetLife Conservative to Moderate Allocation Portfolio, 1.07% for the MetLife Moderate Allocation Portfolio, 1.11% for the MetLife Moderate to Aggressive Allocation Portfolio and 1.18% for the MetLife Aggressive Allocation Portfolio. Policy Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the Portfolios. A Policy Owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers LLC. (See the fund prospectus for a description of each Portfolio's target allocation.)
(16) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit net total annual operating expenses of the Portfolio to 0.10%, excluding 12b-1 fees.
(17) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee of the Portfolio to 0.243%.
(18) Other Expenses include 0.02% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.
(19) The Adviser has agreed to reduce its fees and reimburse The Merger Fund VL to the extent total annualized expenses exceed 1.40% of average daily net assets. The agreement expires July 1, 2013.

                        MORTALITY AND EXPENSE RISK CHARGE

We are waiving 0.15% of the Mortality and Expense Risk Charge for the Investment Option investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc.; an amount equal to the Fund expenses that are in excess of 0.265% for the Investment Option investing in the MetLife Stock Index Portfolio (Class A) of the Metropolitan Series Fund, Inc.; an amount equal to the Fund expenses that are in excess of 1.10% for the Investment Option investing in the Third Avenue Small Cap Value Portfolio (Class B) of the Met Investors Series Trust; an amount equal to the Fund expenses that are in excess of 0.65% for the Investment Option investing in the PIMCO Inflation Protected Bond Portfolio (Class A) of the Met Investors Series Trust; and an amount equal to the Fund expenses that are in excess of 1.18% for the Investment Option investing in the MFS(R) Research International Portfolio (Class B) of the Met Investors Series Trust.

                             TRANSFERS OF CASH VALUE

Generally, you may transfer Cash Value among the Investment Options. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

MARKET TIMING/EXCESSIVE TRADING

THE POLICY IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. Frequent requests from Policy Owners to transfer cash value may dilute the value of a Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Fund and the reflection of that change in the Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Funds and may disrupt Fund management strategy, requiring a Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Funds, which in turn adversely affect Policy Owners and other persons who may have an interest in the Policies (e.g. beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Funds (i.e. American Funds Global Growth Fund, Dreyfus Variable Investment Fund Developing Leaders Portfolio, Fidelity VIP High Income Portfolio, Franklin Small-Mid Cap Growth Securities Fund, Janus Aspen Global Technology Portfolio, Janus Aspen Worldwide Growth Portfolio, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable International All Cap Opportunity Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Third Avenue Small Cap Value Portfolio, and Russell 2000(R) Index Portfolio -- the "Monitored Funds") and we monitor transfer activity in those Monitored Funds. In addition, as described below, we intend to treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Funds within given periods of time. For example, we currently monitor transfer activity to determine if for each of the Monitored Funds, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Policy that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Funds. We may change the Monitored Funds at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Funds, we rely on the underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Policy, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Also, as Monitored Portfolios, our current market timing and excessive trading policies and procedures also will apply to American Funds portfolios, and transfer restrictions may be imposed upon a violation of either monitoring policy. Although we do not have the operational or systems capability at this time to impose the

American Funds monitoring policy and/or to treat all of the American Funds portfolios as Monitored Portfolios under our policy, we intend to do so in the future.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Funds that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Policy Owners or other persons who have an interest in the Policies, we will exercise our contractual right to revise, suspend or eliminate transfer privileges, including limiting the acceptable mode of requesting transfers, and thereafter will only accept transfer requests via regular U.S. mail and will reject transfer requests requested via facsimile, telephone or Internet. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Policy Owners. We may, among other things:

  - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or

  - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Policy Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Policy. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Policy Owners and other persons with interests in the Policies. We do not accommodate market timing in any Fund and there are no arrangements in place to permit any policy owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Funds, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Policy Owners, and to execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent trading policies established by the Fund.

In addition, Policy Owners and other persons with interests in the Policies should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance products and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus Policy Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds. If a Fund believes that an omnibus order reflects one or more transfer requests from Policy Owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares as a result of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single policy owner. You should read the Fund prospectuses for more details.

               SUSPENSION OF VALUATION AND POSTPONEMENT OF PAYMENT

We reserve the right to suspend valuation and postpone payment of any surrender, partial surrender, policy loan, or death benefit proceeds that involves a determination of Cash Value in the Separate Account in any case whenever:

  (1)the New York Stock Exchange or any stock exchange in which a Fund invests is closed (except for customary weekend and holiday closings) or trading on the New York Stock Exchange or other stock exchange is restricted as determined by the SEC or equivalent authority; or

  (2)the SEC has determined that a state of emergency exists so that valuation of the assets in a Fund or disposal of securities is not reasonably practicable.

Allocations and transfers to, and deductions and transfers from, a Fund may be postponed as described in (1) and (2) above. We reserve the right to suspend or postpone the date of any payment of any benefit or values (including the payments of cash surrenders and policy loans) for up to six months when Cash Value is being withdrawn from the Fixed Account.

We may withhold payment of surrender, withdrawal or loan proceeds if any portion of those proceeds would be derived from a Policy Owner's check or pre-authorized checking account deduction that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Policy Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Policy Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check. We do not accept cash, money orders, or travelers checks.

     TRANSFER OF CASH VALUE FROM THE FIXED ACCOUNT TO THE INVESTMENT OPTIONS

You may only transfer amounts from the Fixed Account to any of the Investment Options twice each Policy Year. The amount of each transfer may not exceed the greater of: (a) $500 or (b) 12.5% of the Fixed Account value as of the date we receive your transfer request. We do not currently enforce these restrictions but reserve our right to do so in the future. The Fixed Account is not available for transfers to the Investment Options through the Dollar Cost Averaging program. In addition, the Fixed Account is excluded from all Portfolio Rebalancing programs.

     TRANSFER OF CASH VALUE FROM THE INVESTMENT OPTIONS TO THE FIXED ACCOUNT

We reserve the right to limit or deny requests for transfers from any Investment Option into the Fixed Account if, at the time we receive the request: (a) the Fixed Account value is greater than or equal to 30% of the Cash Value of your Policy or (b) the Fixed Account value would become greater than or equal to 30% of your Policy's Cash Value as a result of the requested transfer. We do not currently enforce these restrictions but reserve our right to do so in the future.

Book 57                                                           April 30, 2007